                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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1.  Name and address of issuer:
                John Hancock Limited Term Government Fund

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2.  Name of each series or class of funds for which this notice is filed: John
                John Hancock Limited Term Government Fund

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3.  Investment Company Act File Number:
                811-1678
    Securities Act File Number:
                2-29503

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4.  Last day of fiscal year for which this notice is filed
                December 31, 1995

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                        [ ]

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6. Date of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see Instruction A.6):
                N/A

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                           0 shares
              $            0

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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                   5,171,616 shares
              $   45,768,802
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9.  Number and aggregate sales price of securities sold during the fiscal year:
                   9,819,427 shares
              $   84,863,166
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10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                   9,819,427 shares
              $   84,863,166

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11. Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                   1,215,025 shares
              $   10,450,707

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12. Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                     $  84,863,166
                                                                ------------

     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11, if
           applicable):                                        +  10,450,707
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     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):             - 122,136,590
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     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24e-2 (if applicable):        +           0
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     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [ line (i), plus line (ii), less line (iii), plus
           line (iv)] (if applicable):                           (26,822,171)
                                                                ------------

     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law
           or regulation (see Instruction C.6):                x      1/2900
                                                                ------------

     (vii) Fee due [line (i) or line (v) multiplied by
           line (vi)]:                                         $  NO FEE DUE
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   Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

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    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

    By (Signature and Title) *        /S/ Paul L. Aries   Assistant Treasurer
                                      -----------------------------------------

                                          Paul L. Aries   Assistant Treasurer
                                      -----------------------------------------

    Date: February 23, 1996
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   * Please print the name and title of the signing officer below the signature.
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[LOGO]  JOHN HANCOCK FUNDS

        A Global Investment Management Firm
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                                                           101 Huntington Avenue
                                                Boston, Massachusetts 02199-7603

                                                     John Hancock Advisers, Inc.


                                        February 22, 1996

John Hancock Limited Term Government Fund
101 Huntington Avenue
Boston, MA  02199


Re: Rule 24f-2 Notice for John Hancock Limited Term Government Fund (File Nos. 2-29503; 811-1678) (000045298)

Ladies and Gentlemen:

In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933 of 9,819,427 shares of John Hancock Limited Term Government Fund (the "Fund") sold in reliance upon said Rule 24f-2 during the fiscal year ending December 31, 1995 it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.

In connection with this opinion it should be noted that the Fund is an entity of the type generally known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a Massachusetts business trust may be held personally liable for the obligations of the Fund. However, the Fund's Declaration of Trust disclaims shareholder liability for obligations of the Fund and indemnifies any shareholder of the Fund, with such indemnification to be paid solely out of the assets of the Fund. Therefore, the shareholder's risk is limited to circumstances in which the assets of the Fund are insufficient to meet the obligations asserted against such assets.


                                        Sincerely,

                                        JOHN HANCOCK ADVISERS, INC.

                                        /s/ Avery P. Maher

                                        Avery P. Maher
                                        Assistant Secretary
                                        Member of Massachusetts Bar